COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company has an office space lease expiring, as amended, on December 31, 2022. To secure the initial lease, the Company paid a $75,000 security deposit.

Rent expense was approximately $86,000 and $72,000 for the three months ended September 30, 2021 and 2020, respectively. There is approximately $309,000 due on the lease for the October 2021-September 2022 period and approximately $75,000 due thereafter for the remaining lease term.

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. Currently, there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

From March 2020 through June 2021, the Company had required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively. Commencing July 2021, the Company has tentatively required employees to return to the office several days a week.

We continue to closely monitor the situation and the effects on our business and operations. While uncertainty remains, given the current state of the pandemic, our expected revenue growth and current cash balance, we do not expect the impact of COVID-19 on our business and operations to worsen going forward.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

NOTE 12. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company entered into a 2-year lease commencing January 1, 2020 and ending on December 31, 2021. To secure the new lease, the Company paid a $75,000 security deposit.

Rent expense was approximately $296,000 and $247,000 for the years ended June 30, 2021 and 2020, respectively. There is approximately $180,000 due on the lease for the July-December 2021 period, prior to any potential discounts.

Officers’ Employment Agreements

In May 2021, the Company entered into employment agreements with its three corporate officers. The agreements provide for base salary (including increases linked to Company revenue thresholds), performance bonus, incentive bonus (including those based on capital raising thresholds), equity incentives, benefits and severance (including confidentiality and non-compete). The employment agreements will continue until terminated by either the Company or the respective officers. The Company accrued approximately $426,000 of bonuses at June 30, 2021 related to these agreements resulting from the IPO and other met thresholds, as defined. The statement of operations for the year ended June 30, 2021 (the year the employment agreements were executed) includes salary, stock option and the aforementioned bonus expenses for the three officers of approximately $1.03 million.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

Potential Future Distributions Upon Divestiture or Sale

Upon a divestiture or sale of a subsidiary company, the Company is contractually obligated to distribute up to 10% of the net proceeds from such divestiture or sale to the senior management team of the divested subsidiary company. Currently, there were no active discussions pertaining to a potential divestiture or sale of any of the Company’s subsidiaries.

COVID-19

The Company’s business and operations have been adversely affected by the COVID-19 pandemic, as have the markets in which our customers operate. The COVID-19 pandemic has caused and continues to cause significant business and financial markets disruption worldwide and there is significant uncertainty around the duration of this disruption and its ongoing effects on our business. This has primarily manifested itself in prolonged sales cycles.

From March 2020 through June 2021, the Company had required substantially all of its employees to work remotely to minimize the risk of the virus. While working remotely has proven to be effective to this point, it may eventually inhibit the Company’s ability to operate its business effectively. Commencing July 2021, the Company has tentatively required employees to return to the office several days a week.

The Company continues to closely monitor the situation and the effects on its business and operations. The Company does not yet know the full extent of potential impacts on its business and operations. Given the uncertainty, the Company cannot reasonably estimate the impact on its future results of operations, cash flows or financial condition.